RELATED PARTY TRANSACTIONS (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)
RELATED PARTY TRANSACTIONS
Loan payable		$ 230,560	$ 18,310
Company controlled by a director
RELATED PARTY TRANSACTIONS
Loan received	$ 500,000
Interest rate basis	3 month Secured Overnight Financing Rate
Adjustment to interest rate basis (as a percent)		6.50%